SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reclassification of comparative balances

Income Statement:

	12/31/2018
	(Previously			12/31/2018
	reported)	Adjustments		(Revised)
Net Operating Revenue	24,975,747	796,558	(b)	25,772,305
Operational Expenses	(11,039,284)	1,187,278	(a)	(9,852,006)
Operating Income before Financial Income	13,936,463	1,983,836		15,920,299

Financial Result	(578,073)	(796,558)	(b)	(1,374,631)
Earnings before Income Tax and Social Contribution	14,743,240	1,187,278		15,930,518
Net profit from continuing operations	12,259,522	1,187,278		13,446,800
Profit (loss) from discontinued operations	1,088,055	(1,187,278)	(a)	(99,223)
Net Income for the Year	13,347,577	—		13,347,577

Schedule of rates charged, regarding the terms of the lease contracts

Rate % per
Terms Contracts	year
1 year	9.15%
2 years	8.81%
3 years	9.34%
5 years	10.00%
7 years	10.44%
10 years	10.90%
20 years	11.80%
30 years	12.33%

Schedule of equity interest over capital of subsidiary

	12/31/2019		12/31/2018
	Participation		Participation
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas GT	100.00%	—	100.00%	—
CGTEE	99.99%	—	99.99%	—
Chuí IX (2)	99.99%	—	99.99%	—
Hermenegildo I (2)	99.99%	—	99.99%	—
Hermenegildo II (2)	99.99%	—	99.99%	—
Hermenegildo III (2)	99.99%	—	99.99%	—
Eletronuclear	99.91%	—	99.91%	—
Eletrosul	99.88%	—	99.88%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.48%	—	99.48%	—
Eletropar	83.71%	—	83.71%	—
Santa Vitoria do Palmar (2)	78.00%	—	78.00%	—
Amazonas Distribuidora (1)	—	—	100.00%	—
Ceal (1)	—	—	100.00%	—
Uirapuru (1)	—	—	75.00%	—
Geribatu I	—	100.00%	—	100.00%
Geribatu II	—	100.00%	—	100.00%
Geribatu III	—	100.00%	—	100.00%
Geribatu IV	—	100.00%	—	100.00%
Geribatu V	—	100.00%	—	100.00%
Geribatu VI	—	100.00%	—	100.00%
Geribatu VII	—	100.00%	—	100.00%
Geribatu VIII	—	100.00%	—	100.00%
Geribatu IX	—	100.00%	—	100.00%
Geribatu X	—	100.00%	—	100.00%
Paraíso Transmissora de Energia	—	100.00%	—	100.00%
Extremoz Transmissora do Nordeste S.A.	—	100.00%	—	100.00%
Brasil Ventos Energia S.A.	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Transmissora Sul Brasileira de Energia S/A	—	99.88%	—	99.88%
Chuí Holding (2)	—	78.00%	—	78.00%
Livramento Holding	—	78.00%	—	78.00%

Complexo Eólico Pindaí I
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Acauã Energia S.A.	—	99.93%	—	99.93%
Arapapá Energia S.A.	—	99.90%	—	99.90%

Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%

Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S.A.	—	83.01%	—	83.01%
Joint operations (consortiums)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%
(1)	Company with transferred controlling interest, see note 46;
(2)	Companies classified as held for sale, see note 45.

IFRS 16
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impacts of the initial adoption of IFRS 16 on the accounting information

The table below shows the impacts of the initial adoption of IFRS 16 as of January 1, 2019:

	Initial Adoption 01/01/2019
	Asset	Liability
Right of use asset	340,225	—
Lease liability	—	340,225

In addition, the table below summarizes the amounts recognized as a result of the adoption of this new accounting standard to the income and cash flow statements for the year ended December 31, 2019:

12/31/2019
Income Statement for the Financial Year
Depreciation and Amortization	81,177
Financial expenses	19,125

12/31/2019
Cash Flow Statement
Adjustments to reconcile profit with cash generated by operations:
Depreciation and Amortization	81,177
Charges - Leasing	21,781
Financing Activities
Loan Payments and Financing	115,366